Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Contribution Plans (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in listed and unlisted equity securities	95.00%	94.00%
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in debt and fixed income securities and others	86.00%	67.00%
Investments in listed and unlisted equity securities	14.00%	33.00%
Percentage of investments in pension plan assets	100.00%	100.00%